Financial Instruments (Schedule of Exposure to Index Risk with Respect to Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Index receivable	CPI	CPI
Interest payable	1.76%	1.76%
Expiration date	2036	2036
Amount of linked principal	$ 74,577	$ 81,051
Fair value	$ 11,931	$ 10,268